Stockholders' Equity (Deficit) (Details 2)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Stockholders Equity Deficit Details 2
Risk-free interest rate	1.89%	0.43%
Expected life (years)	6 years 29 days	2 years 9 months 26 days
Expected dividend yield	0.00%	0.00%
Expected volatility	132.00%	122.00%